Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 07, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1(1),(2),(3) ($)	Compensation Actually Paid to PEO 2(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Adjusted EBITDA(5) ($ Millions)
							TSR ($)	Peer Group TSR ($)
2025		$24,936,641		$59,356,696	$6,979,760	$15,066,691	$91.91	$213.25	$(1,739)	$2,613
2024	—	10,499,991	—	32,495,808	3,707,845	7,297,378	62.81	159.67	(55)	3,445
2023	—	9,592,963	—	7,258,427	3,396,054	1,846,687	21.65	113.86	(10,298)	4,146
2022	19,816,806	4,778,130	(5,200,491)	4,368,986	5,145,256	511,978	61.75	73.08	(1,548)	6,703
2021	22,654,781	—	32,390,881	—	4,057,947	5,127,580	138.85	121.57	2,033	8,424

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	Jeffery K. Storey was our PEO from May 24, 2018 to November 7, 2022 (“PEO 1”). Kate Johnson has been our PEO since November 7, 2022 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Indraneel Dev	Stacey W. Goff	Stacey W. Goff	Chris D. Stansbury	Chris D. Stansbury
Stacey W. Goff	Chris D. Stansbury	Chris D. Stansbury	Ashley Haynes-Gaspar	David Ward
Shaun C. Andrews	Shaun C. Andrews	Ashley Haynes-Gaspar	David Ward	Ashley Haynes-Gaspar
Scott A. Trezise	Scott A. Trezise	Scott A. Trezise	Chadwick Ho	Mark Hacker
	Indraneel Dev		Satish Lakshmanan
Stacey. W. Goff

Peer Group Issuers, Footnote			The Peer Group TSR set forth in this table utilizes the S&P 500 Communication Services Sector Index, which we also utilize in the stock performance graph appearing herein under the heading “Other Matters—Lumen Performance History.” The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 500 Communication Services Sector Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	For 2025, Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the "Summary Compensation Table." Amounts in the Exclusion of Change in Pension Value column reflect the amounts, if any, attributable to the Change in Pension Value reported in the "Summary Compensation Table." There are no amounts reported in the Inclusion of Pension Service Cost, because with limited exceptions specified in the Pension Plans, we “froze” our defined benefit pension plans as of December 31, 2010, as described under the heading “—Pension Benefits.”

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Change in Pension Value for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Pension Service Cost for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	$24,936,641	$—	$(18,590,663)	$—	$53,010,718	$59,356,696

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total—Inclusion of Equity Values for PEO 2 ($)
2025	$38,684,930	$14,712,922	$—	$(387,134)	$—	$53,010,718

Non-PEO NEO Average Total Compensation Amount			$ 6,979,760	$ 3,707,845	$ 3,396,054	$ 5,145,256	$ 4,057,947
Non-PEO NEO Average Compensation Actually Paid Amount			$ 15,066,691	7,297,378	1,846,687	511,978	5,127,580
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	$6,979,760	$—	$(4,932,557)	$—	$13,019,488	$15,066,691

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	$10,093,472	$3,174,236	$—	$(248,220)	$—	$13,019,488

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years. The chart also compares the Company’s TSR to that of the S&P 500 Communications Services Sector Index TSR over the same period.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Adjusted EBITDA

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years. The chart also compares the Company’s TSR to that of the S&P 500 Communications Services Sector Index TSR over the same period.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Tabular List, Table

Adjusted EBITDA
Free Cash Flow
Revenue

Total Shareholder Return Amount			$ 91.91	62.81	21.65	61.75	138.85
Peer Group Total Shareholder Return Amount			213.25	159.67	113.86	73.08	121.57
Net Income (Loss)			$ (1,739,000,000)	$ (55,000,000)	$ (10,298,000,000)	$ (1,548,000,000)	$ 2,033,000,000
Company Selected Measure Amount			2,613,000,000	3,445,000,000	4,146,000,000	6,703,000,000	8,424,000,000
PEO Name	Kate Johnson	Jeffery K. Storey	Kate Johnson	Kate Johnson	Kate Johnson		Jeffery K. Storey
Additional 402(v) Disclosure			The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the "Summary Compensation Table" total compensation, with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO 2 and Non-PEO NEOs in 2025. Adjusted EBITDA measures the operational performance and profitability of our businesses, and we use this measure in our compensation programs to incentivize and reward our senior officers to focus on the combination of cost savings and profitable revenue growth. Adjusted EBITDA, which is described in further detail in Appendix A – Non-GAAP Reconciliations, is a non-GAAP metric. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Kathleen Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 24,936,641	$ 10,499,991	$ 9,592,963	$ 4,778,130	$ 0
PEO Actually Paid Compensation Amount			59,356,696	$ 32,495,808	$ 7,258,427	4,368,986
Jeff Storey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						19,816,806	22,654,781
PEO Actually Paid Compensation Amount						$ (5,200,491)	$ 32,390,881
PEO | Kathleen Johnson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kathleen Johnson [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kathleen Johnson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,590,663)
PEO | Kathleen Johnson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			53,010,718
PEO | Kathleen Johnson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			38,684,930
PEO | Kathleen Johnson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,712,922
PEO | Kathleen Johnson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kathleen Johnson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(387,134)
PEO | Kathleen Johnson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,932,557)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,019,488
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,093,472
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,174,236
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(248,220)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0